SCHEDULE OF GOODWILL BY SEGMENTS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Goodwill	$ 30,363,234	$ 131,909,760
PRC And Other Subsidiaries [Member]
Segment Reporting Information [Line Items]
Goodwill	30,363,234	29,813,733	$ 28,975,408
Ninjas in Pyjamas [Member]
Segment Reporting Information [Line Items]
Goodwill		102,096,027	$ 112,426,919
Mining Business [Member]
Segment Reporting Information [Line Items]
Goodwill